SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒  Post-Effective Amendment No. 28

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 30  ☒

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

(Exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004

(Address of principal executive offices) (Zip Code)

(203) 890-7046

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel, Esq.

300 First Stamford Place, Stamford, Connecticut 06902

(Name and address of agent for service)

Continuous

(Approximate Date of Proposed Public Offering)

It is proposed that this filing becomes effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph b

☒	on July 29, 2005 pursuant to paragraph b

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A - The Prospectus for the Registrant is incorporated by reference to Part A of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on May 25, 2005 (Accession No. 0001193125-05-114537)

Part B - The Statement of Additional Information for the Registrant is incorporated by reference to Part B of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on May 25, 2005 (Accession No. 0001193125-05-114537)

Part C-Other Information

Item 23.Exhibits

All references are to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 1, 1987. File Nos. 33-18779 and 811-5486 (the “Registration Statement”).

(a)(1) Registrant’s Articles of Incorporation dated November 12, 1987, Articles of Amendment dated December 15, 1988 to Articles of Incorporation, Articles of Revival dated March 31, 1992 to Articles of Incorporation, Articles Supplementary dated November 5, 1992 to Articles of Incorporation, and Articles of Amendment dated July 30, 1993, to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on August 1, 1994 (“Post-Effective Amendment No. 12”).

(a)(2) Form of Articles of Amendment dated October 14, 1994 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on November 7, 1994 (“Post-Effective Amendment No. 13”).

(a)(3) Form of Articles Supplementary and Form of Articles of Amendment dated November 7, 1994 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 13.

(a)(4) Articles of Amendment dated June 1, 1998 of the Articles of Incorporation is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on May 25, 1999 (“Post-Effective Amendment No. 19”).

(a)(5) Articles of Amendment dated April 29, 2004 of the Articles of Incorporation is incorporated by reference to post-effective amendment No. 26.

(b) Registrant’s Amended and Restated By-Laws dated January 29, 2003 are incorporated by reference to Post-Effective Amendment No. 26.

(c) Registrant’s form of stock certificate is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on October 23, 1992 (“Post-Effective Amendment No. 9”).

(d)(1) Investment Advisory Agreement dated July 30, 1993 between the Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No. 12.

(d)(2) Form of Transfer of Investment Advisory Agreement dated as of November 7, 1994, among Registrant, Mutual Management Corp. and Smith Barney Mutual Funds Management Inc. (“SBMFM”) is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on June 2, 1995 (“Post-Effective Amendment No. 14”).

(e)(1) Form of Distribution Agreement with Citigroup Global Markets Inc, (“CGM”) (formerly Salomon Smith Barney Inc.) is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on July 28, 2000 (“Post-Effective Amendment No. 22”).

(e)(2) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 19.

(f) Not Applicable.

(g) Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 24.

(h)(1) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citigroup Trust Bank, fsb (“CTB”) (formerly Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 22.

(h)(2) Sub-Transfer Agency Agreement dated October 1, 1999 between PFPC, Inc. the First Data Investor Services Group Inc. and CTB is incorporated by reference to Post-Effective Amendment No. 22.

(h)(3) Form of Administration Agreement dated April 20, 1994 between the Registrant and Smith, Barney Advisers, Inc. (“SBA”) is incorporated by reference to Post-Effective Amendment No. 13.

(h)(4) Transfer Agency Agreement with Citi Fiduciary Trust Company is incorporated by reference to Post-Effective Amendment No. 23.

(h)(5) Sub-Transfer Agency Agreement with PFPC Global Fund Services is incorporated by reference to Post-Effective Amendment No. 23.

(i) Opinion of Counsel as to Legality of Securities being Offered is incorporated by reference to Post-Effective Amendment No. 14.

(j) Consent of Independent Registered Public Accounting Firm is not applicable.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Form of Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 between Registrant and CGM dated April 29, 2004 is incorporated by reference to post effective amendment No. 26.

(n) Form of Registrant’s Rule 18f-3(d) Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 19.

(o) Code of Ethics is incorporated by reference to Post-Effective Amendment No. 22.

Other Exhibits

(1) Power of Attorney dated November 1, 2004 is filed herein.

Item 24. Persons Controlled by or Under Common Control with Registrant

None.

Item 25. Indemnification

Response to this item is incorporated by reference to Post-Effective Amendment No. 9.

Item 26. Business and Other Connections of Investment Adviser

Investment Adviser -Smith Barney Fund Management LLC (“SBFM”). SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company on September 21, 1999. SBFM is an indirect wholly owned subsidiary of Citigroup Inc.

SBFM is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of SBMF together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

Item 27. Principal Underwriters

(a) CGM, the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Managed Municipals Fund Inc., Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

Item 28. Location of Accountants and Records

With respect to the Registrant’s Investment Adviser and Administrator:

(1)	Smith Barney New Jersey Municipals Fund Inc. 125 Broad Street New York, NY 10004 Smith Barney Fund Management LLC 399 Park Avenue New York, New York 10022

With respect to the Registrant’s Custodian:

(2)	State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02110

With Respect to the Registrant’s Transfer Agent:

(3)	Citicorp Trust Bank, fsb 125 Broad Street New York, New York 10004

With respect to the Registrant’s Sub-Transfer Agent:

(4)	PFPC Inc. P.O. Box 9699 Providence, Rhode Island 02940

With respect to the Registrant’s Distributor:

(5)	Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant, SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State & New York on the 21st day of July, 2005.

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signature	Title	Date
/s/ R. Jay Gerken R. Jay Gerken	Chairman of the Board, President and Chief Executive Officer	July 21, 2005

/s/ Kaprel Ozsolak Kaprel Ozsolak	Treasurer and Chief Financial Officer (Accounting Officer)	July 21, 2005

/s/ Dwight B. Crane* Dwight B. Crane	Director	July 21, 2005

/s/ Burt N. Dorsett* Burt N. Dorsett	Director	July 21, 2005

/s/ Elliot S. Jaffe* Elliot S. Jaffe	Director	July 21, 2005

/s/ Stephen E. Kaufman* Stephen E. Kaufman	Director	July 21, 2005

/s/ Cornelius C. Rose, Jr.* Cornelius C. Rose, Jr.	Director	July 21, 2005

*	Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 1, 2004.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Andrew B. Shoup, James Giallanza, Robert I. Frenkel, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director or Trustee of the Greenwich Street Series Fund, Smith Barney Appreciation Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Investment Trust, Smith Barney Massachusetts Municipals Fund, Smith Barney Oregon Municipals Fund and Smith Barney Sector Series Inc., all documents, certificates, instruments, statements, filings and agreements (“documents”) to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the “SEC”) pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended (collectively, the “Acts”), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A, Form N-2 or N-14 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 1st day of November, 2004.

/s/ DWIGHT B. CRANE	/s/ BURT N. DORSETT
Dwight B. Crane	Burt N. Dorsett

/s/ ELLIOT S. JAFFE	/s/ STEPHEN E. KAUFMAN
Elliot S. Jaffe	Stephen E. Kaufman

/s/ CORNELIUS C. ROSE, JR.
Cornelius C. Rose, Jr.

EXHIBIT INDEX

Exhibit No.	Exhibit